Prepayments and other receivables (Schedule of Movements on the Group Provision for Impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Prepayments and other receivables
At 1 January	$ 7	$ 144
Additions	10
Foreign exchange (loss) income	(3)	(13)
Uses		(124)
At 31 December	$ 14	$ 7